Goodwill and Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about intangible assets [abstract]
Summary of Goodwill and Intangible Assets

	GOODWILL	PATENTS	CUSTOMER INTANGIBLES	SUPPLIER RELATIONSHIPS	TECHNOLOGY AND SOFTWARE	TOTAL
Cost
At 1 January 2021	$15,991	$18,671	$9,139	$2,856	$11,333	$57,990
Additions	—	—	—	—	—	—
Exchange differences	(385)	(178)	(278)	—	(48)	(889)
At 31 December 2021	15,606	18,493	8,861	2,856	11,285	57,101
Amortization
At 1 January 2021	—	3,595	5,047	1,329	7,296	17,267
Charge for the period	—	890	1,317	286	334	2,827
Exchange differences	—	(16)	(21)	—	(4)	(41)
At 31 December 2021	—	4,469	6,343	1,615	7,626	20,053
Net Book Value
At 31 December 2021	$15,606	$14,024	$2,518	$1,241	$3,659	$37,048
Cost
At January 1, 2022	$15,606	$18,493	$8,861	$2,856	$11,285	$57,101
Additions	—	—	—	—	—	—
Exchange differences	(947)	(1,448)	(139)	—	(378)	(2,912)
At December 31, 2022	14,659	17,045	8,722	2,856	10,907	54,189
Amortization
At January 1, 2022	—	4,469	6,343	1,615	7,626	20,053
Charge for the period	—	803	593	286	303	1,985
Exchange differences	—	(19)	7	—	(7)	(19)
At December 31, 2022	—	5,253	6,943	1,901	7,922	22,019
Net Book Value
At December 31, 2022	$14,659	$11,792	$1,779	$955	$2,985	$32,170
Cost
At January 1, 2023	$14,659	$17,045	$8,722	$2,856	$10,907	$54,189
Additions	—	—	—	—	—	—
Exchange differences	303	639	68	—	201	1,211
At June 30, 2023	14,962	17,684	8,790	2,856	11,108	55,400
Amortization
At January 1, 2023	—	5,253	6,943	1,901	7,922	22,019
Charge for the period	—	408	308	148	155	1,019
Exchange differences	—	16	6	—	9	31
At June 30, 2023	—	5,677	7,257	2,049	8,086	23,069
Net Book Value
At June 30, 2023	$14,962	$12,007	$1,533	$807	$3,022	$32,331